Financial Instruments on Balance Sheet - Schedule of Sensitivity Analysis on Fair Value of Contingent Consideration (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Probabilities of success 20 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 18.8
Impact (%)	(20.00%)
Probabilities of success 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 21.2
Impact (%)	(10.00%)
Probabilities of success [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 23.5
Probabilities of success 10 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 25.8
Impact (%)	10.00%
Probabilities of success 20 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 28.1
Impact (%)	20.00%
Sales revenue growth in the terminal value 25 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 21.9
Impact (%)	(7.00%)
Sales revenue growth in the terminal value 20 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 22.5
Impact (%)	(4.00%)
Sales revenue growth in the terminal value 15 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 23.5
Sales revenue growth in the terminal value 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 24.3
Impact (%)	4.00%
Sales revenue growth in the terminal value 5 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 26.0
Impact (%)	11.00%
Discount Rate Ten Point Five Zero Percentage Increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 34.5
Impact (%)	47.00%
Discount Rate Twelve Point Five Zero Percentage Increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 28.3
Impact (%)	20.00%
Discount Rate Fourteen Point Five Zero Percentage Increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 23.5
Discount Rate Sixteen Point Five Zero Percentage Increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 19.8
Impact (%)	(16.00%)
Discount Rate Eighteen Point Five Zero Percentage Increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (MUSD)	$ 16.8
Impact (%)	(29.00%)
Hem [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	8.10%
Solid [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	4.00%
Phase I to II [member] | Hem [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	62.00%
Phase I to II [member] | Solid [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	64.00%
Phase II to III [member] | Hem [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	29.00%
Phase II to III [member] | Solid [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	23.00%
Phase III to NDA/BLA [member] | Hem [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	53.00%
Phase III to NDA/BLA [member] | Solid [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	34.00%
NDA/BLA to Approval [member] | Hem [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	86.00%
NDA/BLA to Approval [member] | Solid [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	80.00%